UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $67,558 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2067    38735 SH       SOLE                    38735
ACCENTURE LTD                  COM              G1151C101      346    10545 SH       SOLE                    10545
ALTRIA GROUP INC               COM              02209S103      330    21900 SH       SOLE                    21900
AUTOMATIC DATA PROCESSING      COM              053015103     4010   101925 SH       SOLE                   101925
BAXTER INTL                    COM              071813109     1575    29390 SH       SOLE                    29390
BECTON DICKINSON               COM              075887109     2528    36970 SH       SOLE                    36970
BERKSHIRE HATHAWAY 'B'         COM              084670702     5184     1613 SH       SOLE                     1613
COCA-COLA                      COM              191216100      325     7190 SH       SOLE                     7190
COLGATE-PALMOLIVE              COM              194162103     4190    61130 SH       SOLE                    61130
DELL INC.                      COM              24702R101      140    13625 SH       SOLE                    13625
EMERSON ELECTRIC               COM              291011104     3055    83450 SH       SOLE                    83450
EXXON MOBIL CORP               COM              30231G102      287     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     2196    38135 SH       SOLE                    38135
GENERAL ELECTRIC               COM              369604103      179    11035 SH       SOLE                    11035
GOOGLE INC CL A                COM              38259P508     1747     5677 SH       SOLE                     5677
GRAINGER WW                    COM              384802104     3060    38810 SH       SOLE                    38810
HARRIS CORP                    COM              413875105     1585    41650 SH       SOLE                    41650
HEWLETT PACKARD                COM              428236103     4418   121738 SH       SOLE                   121738
ILL TOOL WORKS                 COM              452308109     2970    84725 SH       SOLE                    84725
INTL BUS. MACHINES             COM              459200101      210     2500 SH       SOLE                     2500
JOHNSON&JOHNSON                COM              478160104      453     7567 SH       SOLE                     7567
KRAFT FOODS                    COM              50075N104      407    15155 SH       SOLE                    15155
LAB. CORP. AMER.               COM              50540r409      325     5045 SH       SOLE                     5045
MCKESSON CORP                  COM              58155Q103     1449    37405 SH       SOLE                    37405
MFS Muni Income TR SBI         COM              552738106       75    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     3680   189323 SH       SOLE                   189323
MINNESOTA MNG.                 COM              88579Y101      261     4530 SH       SOLE                     4530
NIKE INC CLASS B               COM              654106103     2225    43630 SH       SOLE                    43630
OMNICOM GRP                    COM              681919106     1812    67325 SH       SOLE                    67325
PATTERSON INC.                 COM              703395103     2525   134675 SH       SOLE                   134675
PEPSICO INC.                   COM              713448108     4399    80322 SH       SOLE                    80322
PFIZER INC COM                 COM              717081103      379    21378 SH       SOLE                    21378
PHILIP MORRIS INTL             COM              718172109      953    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109     3181    51451 SH       SOLE                    51451
SPDR TR Unit Ser 1             COM              78462F103      348     3860 SH       SOLE                     3860
ST JUDE MED                    COM              790849103     2320    70400 SH       SOLE                    70400
STARBUCKS                      COM              855244109       98    10400 SH       SOLE                    10400
WAL-MART STORES                COM              931142103      289     5160 SH       SOLE                     5160
WALT DISNEY CO.                COM              254687106     1976    87085 SH       SOLE                    87085